Note 2 - Acquisitions Northwest Products System Acquisitions (Details) $ / shares in Units, $ in Millions					12 Months Ended
		Mar. 18, 2014 USD ($)	Jun. 19, 2013 USD ($) facility	Jan. 14, 2013	Dec. 31, 2015 USD ($) terminals	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Acquisition
Number of assets | terminals					29
Discontinued Operations
Proceeds from sale of assets	[1]				$ 0	$ 10	$ 0
Gain (loss) on disposition of property plant and equipment	[2]				$ (1)	4	$ 0
Northwest Products System
Acquisition
Effective date of acquisition			Jun. 19, 2013
Purchase price			$ 355
Advance deposit			$ 40
Equity instruments, offering date				Jan. 14, 2013
Business Acquisition, Pro Forma Information
Revenues	[3]					335
Net earnings	[3]					23
Net earnings attributable to partners	[3]					$ 84
Common - basic | $ / shares	[3]					$ 1.56
Common - diluted | $ / shares	[3]					1.56
Subordinated - basic and diluted | $ / shares	[3]					$ 1.46
Northwest Products System | Refined Products Terminals
Acquisition
Number of assets | facility			3
Boise Terminal
Discontinued Operations
Disposal date		Mar. 18, 2014
Proceeds from sale of assets		$ 10
Gain (loss) on disposition of property plant and equipment		$ 5

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	_______________